Taxation - Summary of Operation Loss Carry Forwards (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 3,563,975
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	165,825
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	231,236
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	523,673
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	435,170
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	850,975
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	485,722
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	196,741
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	440,466
Loss expiring in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	128,679
Loss expiring in 2035 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 105,488